Restructuring Costs and Similar Items (Tables)	6 Months Ended
Jun. 30, 2023
Analysis of income and expense [abstract]
Summary of Restructuring Costs and Similar Items
Restructuring costs and similar items comprise the following:

(€ million)	June 30, 2023 (6 months)	June 30, 2022 (6 months)	December 31, 2022 (12 months)
Employee-related expenses	185	524	507
Charges, gains or losses on assets(a)	86	(2)	261
Compensation for early termination of contracts (other than contracts of employment)	—	—	1
Costs of transformation programs	265	266	547
Other restructuring costs	11	4	20
Total	547	792	1,336
(a) This line consists of impairment losses and accelerated depreciation charges related to site closures (including leased sites), and gains or losses on divestments of assets arising from reorganization decisions made by Sanofi.